Lease - Schedule of Components of Lease Expense (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)
Lease [Abstract]
Operating lease cost	$ 281,376	$ 36,167	$ 302,870	$ 304,824
Total lease cost	281,376	36,167	302,870	304,824
Operating lease:
Operating lease right-of-use assets	250,504		508,848		$ 32,199
Current operating lease obligation	250,504		271,286		32,199
Noncurrent operating lease obligation			237,562
Total operating lease obligation	$ 250,504		$ 508,848		$ 32,199
Weighted average remaining lease term (in years):
Operating lease	11 months 1 day		1 year 11 months 1 day		11 months 1 day
Weighted average discount rate:
Operating lease	5.90%		5.90%		5.90%
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$ 281,376	36,167	$ 302,870	304,824
Right of use assets obtained in exchange for lease obligation:
Operating lease			$ 529,700